Sponsored by the Iowa
Association of School Boards

Statement Of Sponsoring Association The Iowa Schools Joint Investment Trust (ISJIT) has once again experienced its most successful year of operation in history since the cash management program's introduction in 1986. In fiscal year 1999-2000, total funds collectively invested in the program's various investment services reached an all-time high of $511,295,085 on May 18, 2000, surpassing the previous all-time high by $12,196,915.

ISJIT was one of the first local government investment pools in the country when it was created for Iowa school corporations in 1986. During the past fourteen years of continuous operation, ISJIT has assisted more than 340 authorized participants to safely and effectively increase their interest income, providing millions of additional dollars to increase the quality of educational services available to students across the state.

Under the guidance of the Iowa Association of School Boards and the ISJIT board, ISJIT has become a national model for providing proactive cash management practices and responsiveness to the unique needs of school corporations across the state.

During this past fiscal year, prevailing short-term interest rates increased steadily as the Federal Reserve Board raised overnight rates to attempt to slow the domestic economy. Statistical data released throughout the period indicated an economy that continued to expand dramatically, placing continued inflationary pressure on the sale of economic goods and services

ISJIT's Diversified and Direct Government Obligation (DGO) rates of return reflected the overall increase in rates in the fixed income markets in FY 99-00, providing investing participants with rates between five and six percent throughout the year.

Since inception, the Diversified and DGO funds have provided participants with over $110,000,000 in investment income. The Iowa Schools Joint Investment Trust has helped Iowa school corporations to earn more interest income than any other program or financial institution in the history of our state.

The Iowa Association of School Boards has a proud tradition of helping our members to combine efforts to help themselves to take better collective advantage of individual opportunities. ISJIT has set the standard in the state and the country for responsible, effective cash management assistance, exemplifying IASB's service role to its members.


Ronald M. Rice
Executive Director
Iowa Association of School Boards
Email: rrice@ia-sb.org


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
                                                        Contents
The Iowa Schools Joint Investment Trust has helped
Iowa school corporations to earn more interest income   Statement of Sponsoring Association                1
than any other program or financial institution in      Message From The Chair                             2
the history of our state.                               Board of Trustees                                  3
                                                        Notes From Your Service Providers                  4
                                                        Member Profile                                     5
                                                        Program Services and Features                      6
                                                        Financial Statements                               7

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

Message from the Chair

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this Annual Report of Trust operations for the period ended June 30, 2000. ISJIT enjoyed its most successful year of operation since the introduction of the program to Iowa schools in 1986. The program's investment services set new records for invested funds throughout the period.

Total funds for all investment alternatives reached an all-time high of $511,295,085 in May of 2000. Use of every investment service offered by ISJIT increased over previous fiscal periods.

o Use of the program's Fixed Term Automated (FTA) services continued to serve many of the capital improvement programs authorized across the state as member districts took advantage of the program's popular Flexible Withdrawal Certificate of Deposit (Flex-CD) to invest bond proceeds in anticipation of building projects. During the year, 62 participants from across the state invested $113,318,921 in ISJIT FTA investments.

o Average combined daily investments in the Diversified and Direct Government Obligation (DGO) funds were $261,460,246, up 15.8% from FY 98-99 averages.

o Regular monthly receipt of over $50,000,000 in State of Iowa Foundation Aid payments via Electronic Funds Transfer directly into participant ISJIT accounts.

o Placement of 142 portfolio certificates of deposit into Iowa financial institutions representing over $151,300,000.

The ISJIT Board is particularly pleased to introduce new electronic program interaction opportunities for our members in the coming year. The ability for a participant to enter investments and withdrawals directly into ISJIT account(s) twenty-four hours a day, seven days a week combined with the ability to view all historical and current elements of program operation will create the standard for ease and efficiency for cash management program participants everywhere.

Your suggestions and observations are always appreciated and have helped ISJIT to continually improve its services. Please feel free to contact myself or any other Board member at your convenience if you have ideas about improving your cash management program.

Respectfully,




Dean Borg, Chair
Board of Trustees
Email: dborg@aol.com


--------------------------------------------------------------------------------
The ability for a participant to enter investments and withdrawals directly into ISJIT account(s) twenty-four hours a day, seven days a week combined with the ability to view all historical and current elements of program operation will create the standard for ease and efficiency for cash management program participants everywhere.
--------------------------------------------------------------------------------

Board of Trustees

Gary Bengston - Carroll (HAVE PICTURE) Richard L. VandeKieft - Cedar Falls (HAVE PICTURE) Karen M. Petersen - Bettendorf (PICTURE COMING) Dean Borg - Mount Vernon (HAVE PICTURE) Dennis Jeter - Murray (HAVE COLOR PRINT) Veronica Stalker
- Waukee - (PICTURE COMING)



The Iowa Schools Joint Investment Trust Board of Trustees meets each quarter to review the program's operation and to consider program operating enhancements that might be of assistance to ISJIT participants. Each of the six members represents the interests of their own school corporation as well as over 340 other ISJIT program members. Each board member has served as a school board member or school business official in their home district for many years prior to their ISJIT service.

Together, the ISJIT Board provides an extensive network of experience and knowledge of members' cash management needs to the program's ongoing operation. The diversity of experience and attention to detail by each member of the Board assures that the program's history of helpful cash management assistance will continue to be available to ISJIT members well into the future.


Notes from your Service Providers


Kathryn D. Beyer, CFA
Managing Director
Investors Management Group
Email: kbeyer@vintagefunds.com


U.S. consumers ended the decade of the 1990s with a bang. Retailers had their best holiday sales of the decade. The robust pace of consumer spending was not surprising given that the unemployment rate was at the lowest level since the 1960s. In addition, readily available and low cost financing propelled the housing sector to record levels.

The U.S. economy was not the only global region celebrating the new millennium. Economic reports from Canada, Europe, Latin America, and the Pacific Rim region all began to show stronger growth. Central bankers, concerned that synchronized global growth could spur inflation, began raising short-term interest rates.

The Federal Reserve was the first central bank to take pre-emptive action. With growth in the U.S. already at historically high levels, the Fed was concerned that a benevolent monetary policy would eventually stoke inflation. Against this backdrop, the Fed began to reclaim liquidity injected into the financial markets in the midst of the 1998 global financial turmoil, beginning with an initial rate hike of .25 percent on June 29, 1999.

Over the course of the year,  the Federal Funds rate was increased by a total of
1.75 percent, evidencing the Fed's increasing concern that low unemployment rates and rising raw material costs combined with the high demand for goods and services could generate higher inflation.

We don't expect inflation to run rampant. The secular forces of global competition, deregulation, and advances in technology have dampened the cyclical forces that normally push inflation significantly higher in the latter stages of an economic expansion. The cyclical forces, however, are gaining momentum and will not subside unless restrained.

Both short-term and long-term rates must rise sufficiently to slow demand enough to relieve inflationary pressures. The Fed is likely to continue raising short-term rates until economic growth slows and inflationary pressures abate. Given the current environment, the average maturities of the Diversified Fund and the DGO Fund are relatively short. This posture will enable the Funds to quickly respond to anticipated higher interest rates.

As always, management of the DGO Fund and the Diversified Fund will focus on ISJIT's three fundamental investment objectives: 1) safety of invested principal, 2) maintenance of necessary liquidity, and 3) competitive rates, in that order.


<Insert Picture>
Paul L. Kruse
Investment Services
Managing Director
Investors Management Group
Email: pkruse@vintagefunds.com

Investors Management Group (IMG) provides program development services to the ISJIT program and each eligible participant and prospect.

Paul Kruse, IMG's Investment Services Marketing Manager, personally calls on representatives of community school districts, area education agencies, community colleges and other eligible ISJIT participants throughout the state each year to explain the benefits of ISJIT participation. An individual stop can range from informal one-on-one conversation to a formal presentation to a governing Board.

In addition to attending regional meetings and statewide conventions throughout the year, Paul contributes material to the Educational Investor, including the popular Kruse'n Down the Highway series.


<Insert Picture>
Anita Tracy
ISJIT Administrator
Wells Fargo Bank Iowa, N.A.
Email: anita.tracy@wellsfargo.com

No cash management program can serve participant needs without knowledgeable representatives. Anita Tracy heads up a team of dedicated program administrators that are always available to assist with any ISJIT program-related investment need. Current investment rates, questions about account activity, setting up new accounts, Internet account interaction, or any other inquiry is welcome and always courteously and efficiently addressed. The ISJIT service team stands ready to assist participants with any program interaction need, including assistance with accessing the new ISJIT electronic interaction capabilities.

Membership Profile

Ackley-Geneva, Adair-Casey, Akron-Westfield, Albert City-Truesdale, Albia, Alden, Algona, Allison-Bristow, Ames, Anamosa, Andrew, Anita, Ankeny, Anthon-Oto, Aplington, Ar-We-Va, Atlantic, Audubon, Ballard, Battle Creek-Ida Grove, Baxter, BCLUW, Bedford, Belmond-Klemme, Bennett, Bettendorf, Bondurant-Farrar, Boone, Boyden-Hull, Bridgewater-Fontanelle, Burlington, C & M, CAL, Calamus-Wheatland, Camanche, Cardinal, Carlisle, Carroll, Cedar Falls, Cedar Rapids, Center Point-Urbana, Centerville, Central Decatur, Central Lyon, Chariton, Charles City, Cherokee, Clarence-Lowden, Clarinda, Clarke (Osceola), Clarksville, Clear Creek-Amana, Clear Lake, Clearfield, Clinton, Colfax Mingo, College, Collins-Maxwell, Columbus, Corning, Council Bluffs, Creston, Dallas Center-Grimes, Danville, Davenport, Davis County, Decorah, Deep River-Millersburg, Delwood, Denison, Denver, Des Moines, Dexfield, Diagonal, Dike New Hartford, Dows, Dubuque, Dunkerton, Earlham, East Buchanan, East Central, East Marshall, East Union, Eastern Allamakee, Eddyville-Blakesburg, English Valleys, Essex, Estherville, Exira, Firstar - AREA 9--Missippi Bend, Forest City, Fort Dodge, Fort Madison, Fredericksburg, Fremont, Galva-Holstein, GMG, Garnavillo, Garner-Hayfield, George, Gilbert, Gilmore City-Bradgate, Glenwood, Glidden-Ralston, Graettinger, Grand, Grand Valley, Greenfield, Grinnell-Newburg, Griswold, Grundy Center, H-L-V, Harlan, Hartley-Melvin-Sanborn, Highland, Hinton, Howard-Winneshiek, Hudson, Independence, Indian Hills, Indian Hills - Dev. Corp., Indian Hills - Foundation, Indianola, Interstate 35, Iowa City, Iowa Falls, Iowa Lakes, Iowa Valley, Iowa Western, Janesville, Jefferson-Scranton, Johnston, Keokuk, Keota, Knoxville, Lake Mills, Lamoni, Laurens-Marathon, Lawton-Bronson, LeMars, Lenox, Lewis Central, Lineville - Clio, Linn-Mar, Little Rock, Logan-Magnolia, Lone Tree, Louisa-Muscatine, Lu Verne, Madrid, Manning, Manson Northwest Webster, Maple Valley, Maquoketa, Maquoketa Valley, Marcus-Meridian-Cleghon, Marion Independent, Marshalltown, Mason City, Mediapolis, Melcher-Dallas, Meservey-Thornton, Mid Iowa, Mid-Prairie, Missouri Valley, MOC-Floyd Valley, Montezuma, Monticello, Moravia, Mormon Trail, Morning Sun, Moulton-Udell, Mount Ayr, Mount Pleasant, Mount Vernon, Murray, Muscatine, Nevada, New Hampton, New London, New Market, Newton, Nishna Valley, North Cedar, North Central, North Fayette, North Iowa, North Linn, North Mahaska, North Polk, North Scott, North Winneshiek, Northeast (Goose Lake), Northeast Hamilton, Northern Trails Trust, Norwalk, Odebolt-Arthur, Ogden, Okoboji, Olin, Orient-Macksburg, Osage, Ottumwa, Panorama, Parkersburg, PCM, Pekin, Pella, Perry, Pleasant Valley, Pleasantville, Pocahontas, Prairie Valley, Prescott, Preston, River Valley, Rock Valley, Rockwell City-Lytton, Rockwell Swaledale, Roland-Story, Rudd-Rockford-MR, Sac, Saydel, Sergeant Bluff-Luton, Seymour, Sheffield-Chapin, Sheldon, Sibley-Ocheydean, Sidney, Sigourney, Sioux Central, Sioux City, South Hamilton, South Page, South Winneshiek, Southeast Polk, Southeast Warren, Southeast Webster, Southeastern, Southern Cal, Spencer, Spirit Lake, Springville, St. Ansgar, Stanton, Starmont, Storm Lake, Stratford, Sumner, Terril, Tipton, Treynor, Tri-Center, Tri-County, Turkey Valley, Twin Cedars, Underwood, Union, United, Urbandale, Valley (Elgin), Van Buren, Van Meter, Ventura, Villisca, Vinton-Shellsburg, Waco, Wall Lake, Walnut, Wapello, Wapsie Valley, Washington, Waterloo, Waukee, Wayne, Webster City, West Burlington, West Central, West Des Moines, West Hancock, West Harrison, West Liberty, West Lyon, West Marshall, West Monona, West Sioux, Western Dubuque, Westwood, Whiting, Williamsburg, Wilton, Winfield-Mt. Union, Winterset, Woden-Crystal Lake, Woodbury Central, Woodward Granger, AEA 1--Keystone, AEA 2--Northern Trails, AEA 4, AEA 5--Arrowhead, AEA 6, AEA 7, AEA 9--Mississippi Valley, AEA 10--Grant Wood, AEA 11--Heartland, AEA 12--Western Hills, AEA 13--Loess Hills, AEA 14--Green Valley, AEA 15--Southern Prairie, AEA 16--Great River, Des Moines Area Community College, Hawkeye Technical Institute, Indian Hills Community College, Iowa Central Community College, Iowa Lakes Community College, Iowa Western Community College, Iowa Valley Community College, Kirkwood Community College, Marshalltown Community College, North Iowa Area Community College, Northeast Iowa Community College, Northwest Iowa Technical Institute, Southeastern Community College, Western Iowa Technical Institute, IMPACC, ISCAP, Metro Interagency Insurance Program (MIIP), Mid-Iowa Computer, Southeast Iowa Schools Health Care Plan

Program Service Features

ISJIT's operation is sponsored by the Iowa Association of School Boards. IASB's management team meets regularly with the program's service providers to monitor all elements of program operation.

ISJIT provides two daily liquid investment alternatives, the Diversified Fund and the Direct Government Obligation (DGO) Fund. Each alternative is tailored to meet specific participant investment needs. Each offers rates that typically exceed those available for other liquid account structures and fixed-term investments with limited liquidity.

ISJIT provides toll-free phone access to experienced ISJIT representatives who can assist with any investment-related inquiry or request. Beginning this year, ISJIT will also offer electronic access to any program investment alternative or account history to all participants.

ISJIT's unique proprietary reporting system, IPASonline, provides participants with real-time account inquiry and transaction capabilities via the internet. Participants may invest or withdraw funds, verify account balances or transaction histories and direct inquiries to any ISJIT service provider with this unique service

ISJIT invests available funds into Iowa financial institutions offering competitive rates of interest whenever possible. To date, IASB sponsored cash management programs have invested over $1,100,000,000 back into Iowa financial institutions on behalf of program participants.

ISJIT was the first public school investment program in the country to be registered with and regulated by the Securities and Exchange Commission (SEC).

<Insert Dallas Center-Grimes High School Graphic>








-------------------------------------------------------
             ISJIT's Flexible Withdrawal Certificate of Deposit
"Representatives of the Iowa Schools Joint Investment or Flex-CD offers the perfect investment capability Trust helped us to professionally handle every aspect for bond proceeds. Each Flex-CD is tailored to the of effectively investing our district's school specific needs of the project, offering:
building bond proceeds for both our High School and our Elementary School building programs. The o Payment of an excellent fixed excellent fixed rate of interest for each of our rate of interest; projects coupled with the ease and flexibility of withdrawing funds when we need them greatly o No penalty, monthly liquidity for simplified financial management of our building project needs; and program. I would definitely encourage anyone to consider use of the Flex-CD to maximize their o An extended maturity to accommodate any investment return and convenience." unanticipated project delays.
                                            Michelle
Wearmouth, Business Manager
              Dallas Center-Grimes CSD

-------------------------------------------------------


Financial Statements <Insert ISJIT Financials.xls>

Notes to Financial Statements

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Wells Fargo Bank Iowa, N.A. serves as the Administrator and Custodian, and Investors Management Group serves as the Investment Adviser and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by ISJIT's custodian in ISJIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At June 30, 2000 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $63,761,938 and $26,626,600 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Adviser and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Administrator, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment adviser fees. In addition, IMG receives
 .100 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the year ended June 30, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $550,075 and $51,233, respectively, to IMG for services provided. For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Wells Fargo receives .175 percent of the average daily net asset value up to $150 million,
 .165 percent from $150 to $200 million, and .150 percent exceeding $200 million for administrative services; for the Direct Government Obligation Portfolio, Wells Fargo receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the year ended June 30, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $493,027 and $111,004, respectively, to Wells Fargo for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $228,013 and $34,155, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $20,675,385,107 and $7,722,391,993, respectively, for the year ended June 30, 2000. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $20,632,533,131 and $7,722,273,000, respectively, for the year ended June 30, 2000.

Independent Auditors' Report

The Board of Trustees and Unitholders
Iowa Schools Joint Investment Trust:

We have audited the accompanying statements of net assets of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust (the Trust Portfolios) as of June 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust as of June 30, 2000, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.



KPMG LLP

Des Moines, Iowa
July 21, 2000

                               Investment Adviser

                                  <Insert Logo>

                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                                    oooooooo

                           Custodian and Administrator

                                  <Insert Logo>

                           Wells Fargo Bank Iowa, N.A.
                         666 Walnut Street, P.O. Box 837
                              Des Moines, IA 50304

                                    oooooooo

                                  Legal Counsel

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                         BRICK, GENTRY, BOWERS, SWARTZ,
                         STOLTZE, SCHULING & LEVIS, P.C.
                           550 39th Street, Suite 200
                              Des Moines, IA 50312

                                    oooooooo

                               Independent Auditor

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                                    KPMG LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                    oooooooo

                       IOWA SCHOOLS JOINT INVESTMENT TRUST
                         c/o Wells Fargo Bank Iowa, N.A.
                         666 Walnut Street, P.O. Box 837
                              Des Moines, IA 50304
                        (800) 872-0140 or (515) 245-3245




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                                  IOWA SCHOOLS
                             JOINT INVESTMENT TRUST
                                     (ISJIT)

      A comprehensive cash management service for Iowa School Corporations













                              INFORMATION STATEMENT
                                 October 1, 2000




This booklet provides detailed information about the Iowa Schools Joint Investment Trust.
          Please read it carefully and retain it for future reference.



                                Sponsored by the

                        Iowa Association of School Boards

================================================================================

                                    CONTENTS

                  Section                                                   Page

                  The Iowa Schools Joint Investment (ISJIT)....................3
                  Cash Management Alternatives
                      Diversified Portfolio ...................................3
                      Direct Government Obligation Portfolio...................3
                  Authorized Investments
                      Maximum Current Income...................................4
                  Risk and Management of Risk
                      Management Policies and Procedures.......................4
                      Maturity of ISJIT Investments............................5
                      Maintenance of Liquidity.................................5
                  Investing in ISJIT Portfolios
                      Portfolio Investments....................................5
                      Investments by Bank Funds Transfer.......................5
                      Income Distributions.....................................5
                  Redeeming ISJIT Portfolio Units
                      Portfolio Withdrawals....................................6
                  Valuing ISJIT Portfolio Trust Units
                      Portfolio Transactions...................................6
                      Calculating Yield........................................7
                      Expenses of ISJIT........................................7
                  Trustees and Officers........................................7
                  The Adviser..................................................8
                  The Administrator............................................8
                  The Custodian................................................8
                  Administrative and Distribution Related Services.............8
                  Taxes........................................................9
                  Reports to Participants......................................9
                  Declaration of Trust
                      Description of Trust Units...............................9
                      Participant Liability....................................9
                      Termination of the Declaration...........................9
                      Amendment of the Declaration ............................9
                      Withdrawal...............................................9
                      Definitions..............................................9
                  Independent Auditors.........................................9
                  Document Copies..............................................9
                  Instructions and Application Form...........................10
                  Instructions for Making Investments ........................16
                  Instructions for Making Withdrawals.........................16

No person or entity has been authorized to give any information or to make any representations other than those contained in this Information Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by ISJIT, its Trustees, the Investment Adviser, the Administrator, the Custodian, or any agent of ISJIT or the Trustees.

THE IOWA SCHOOLS JOINT INVESTMENT TRUST
               (ISJIT)

The Iowa Schools Joint Investment Trust ("ISJIT") is a professionally managed common law trust organized and operated as a diversified open-end investment management company and created with the objective of providing Iowa schools (the "Participants") a convenient method for investing their funds in a manner that will maximize current income consistent with safety of principal and the required degree of liquidity for operating funds.

ISJIT has been established  under Iowa law pursuant to Iowa Code chapter 28E and section 279.29, which authorize Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT was established by adoption of a Joint Powers Agreement and Declaration of Trust establishing the Iowa Schools Joint Investment Trust as of October l, l986 and amended as of November 1, 1988 and May 1, 1993 (the "Declaration"). An Iowa school corporation whose board of directors is a member of the Iowa Association of School Boards can become a Participant in ISJIT by submitting an application and a certified copy of the form of authorizing resolution contained therein to Iowa Schools Joint Investment Trust, c/o Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa, 50304-0837. See "Instructions and Application Form".

In the opinion of legal counsel, the interests of beneficial ownership in ISJIT ("Trust Units") are exempt from registration under the Securities Act of l933 and the Iowa Uniform Securities Act. ISJIT, however, is registered as an investment company under the Investment Company Act of 1940 ("1940 Act") pursuant to the requirements of Iowa Code 12B.10.

This Information Statement provides detailed information about ISJIT and its investment and operating policies. Please read it carefully and retain it for future reference. Additional information, a copy of the Declaration, and further assistance regarding becoming a Participant in ISJIT may be obtained by calling the ISJIT toll free number, (800) 872-0l40, or by contacting the Iowa Schools Joint Investment Trust, Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837. This Information Statement is qualified in its entirety by reference to the text of the Declaration.

                          CASH MANAGEMENT ALTERNATIVES

ISJIT issues two separate series of Trust Units in which Participants may invest, referred to as the Diversified Portfolio and the Direct Government Obligation Portfolio (a "Portfolio" or collectively the "Portfolios").

There are no minimum or maximum investments or limitations on redemptions for either Portfolio. Participants may invest any funds in their custody in either Portfolio. The Portfolios are operated according to investment and accounting standards which are required of bond proceeds subject to arbitrage rebate and which conform to the requirements of Rule 2a-7 under the 1940 Act for "money market funds." Only funds of Participants may be invested in ISJIT.

DIVERSIFIED PORTFOLIO - The Diversified Portfolio is a professionally managed portfolio of U.S. government and Federal Agency securities, collateralized certificates of deposit of Iowa financial institutions and collateralized perfected repurchase agreements as more fully described below. All such securities have final maturities of no greater than 397 days from the date of purchase and the Portfolio maintains a maximum dollar weighted average maturity of 90 days or less.

DIRECT GOVERNMENT OBLIGATION PORTFOLIO - The Direct Government Obligation Portfolio is identical in every respect to the Diversified Portfolio except that it is exclusively invested in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations, as more fully described below. All such securities have final maturities no greater than 397 days from the date of purchase and the Portfolio maintains a maximum dollar weighted average maturity of 90 days or less. Thus, Participants, which may be required by Iowa law or who may wish to confine their short-term investments to these types of instruments, may do so by investing in the Direct Government Obligation Portfolio.

                                                AUTHORIZED INVESTMENTS

The objective of ISJIT, in offering the Diversified and Direct Government Obligation Portfolios, is to provide Participants with daily liquidity and the highest possible investment yield consistent with safety of principal and the maintenance of liquidity.

Subject to the specific investment restrictions of the Portfolios described herein, assets of ISJIT will only be invested in securities specifically permitted for Participants under Iowa law, as it now or in the future exists, including the following types of securities and instruments ("Permitted Investments").

(1) Securities issued or guaranteed as to payment of principal and interest by the U.S. Government. These include, for example, Treasury bills, bonds, and notes which are direct obligations of the U.S. Government.

(2) Obligations issued or guaranteed as to payment of principal and interest by agencies or instrumentalities of the U.S. Government. Such agencies and instrumentalities include, for example, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal National Mortgage Association and the Farmers Home Administration. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(3) Collateralized perfected repurchase agreements secured by securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to ISJIT with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. The securities collateralizing the agreement are held in custody and are regularly verified by the ISJIT Custodian and are maintained daily in an amount equal to at least 102 percent of the value of principal and accrued interest of the repurchase agreement.

(4) Collateralized Certificates of Deposit ("CDs") in Iowa financial institutions. Each collateralized CD that ISJIT places with an Iowa institution on behalf of the Participants in ISJIT is insured by the FDIC for the first $100,000 of value. All amounts in excess of $100,000 in an Iowa institution are protected by the State of Iowa's sinking fund for public deposits. ISJIT's Investment Adviser also regularly monitors the creditworthiness of Iowa financial institutions approved by the ISJIT Board as ISJIT public funds depositories. Before funds may be deposited by ISJIT into an Iowa financial institution CD, that depository must be deemed to present minimal credit risk of default based upon the credit analysis. Each depository with outstanding ISJIT CD's is reviewed quarterly to evaluate continuing creditworthiness.

Every Permitted Investment shall be purchased on a delivery-versus-payment ("DVP") basis. No other settlement procedure shall be allowed.

MAXIMUM CURRENT INCOME - Because of the participation of many Iowa schools in ISJIT and the large pool of funds resulting therefrom, ISJIT can purchase securities in larger denominations, thereby improving yields and reducing transaction costs. ISJIT's size and experience also permits the selection of securities maturing at various times which can enhance average portfolio yields. These strategies, implemented by a full-time professional portfolio manager, will maximize the current returns earned by ISJIT.

Generally, the yields on direct and guaranteed U.S. government obligations are less than those on Federal Agency securities and other Permitted Investments. Thus, the returns earned by Participants that elect to invest in the Direct Government Obligation Portfolio may also be lower.

                           RISK AND MANAGEMENT OF RISK

While investments by ISJIT will be confined to the highest quality securities and instruments with varying short-term maturities, the complete elimination of risk is not possible. It is possible that large redemptions of Trust Units in the Portfolios could necessitate the sale of some Portfolio investments prior to maturity at current market prices. If market values have declined, a reduction in Unit value could result at the time of redemption.

MANAGEMENT POLICIES AND PROCEDURES

Following are the fundamental management policies and procedures for ISJIT. All securities are maintained in separate ISJIT Custodial accounts at Wells Fargo Bank Iowa, N.A., segregated by Portfolio on behalf of ISJIT Participants.

1. ISJIT investment procedures require that each purchase of a security be handled on a DVP basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the ISJIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the ISJIT custodian.

2. ISJIT investment procedures prohibit "free delivery" transactions. The Custodian shall never release assets from the ISJIT custodial accounts until the funds for the investment are delivered. Prohibiting "free delivery" settlements precludes movement of ISJIT program investments or funds to a third party anywhere.

3. Any material deviation (greater than .5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds .5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative or derivative transactions are expressly prohibited.

5. ISJIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6. ISJIT may not purchase any Permitted Investment for the Diversified or Direct Government Obligation Portfolios which has a maturity date more than 397 days from the date of purchase unless subject to a perfected repurchase agreement, which such maturity shall be determined as set forth in Rule 2a-7 under the 1940 Act it presently exists or as it may be amended in the future.

7. ISJIT may not purchase any Permitted Investment if the effect of such purchase by ISJIT would be to make the average dollar weighted maturity of either the Diversified or Direct Government Obligation Portfolios greater than ninety (90) days; provided, however, that in making such determination, the maturity of any Permitted Investment shall be determined as set forth under 6 above.

8. ISJIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments;

9.   ISJIT  may  not  make  loans,   provided  that  ISJIT  may  make  Permitted
     Investments;

10. ISJIT may not purchase securities or shares of investment companies or any entities similar to ISJIT.

The restrictions set forth above are fundamental to the operation and activities of ISJIT and may not be changed without the affirmative approval in writing of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of ISJIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

ISJIT may invest in Certificates of Deposit issued by Iowa financial institutions. The Trust's investment adviser provides a financial assessment of each nonrated ISJIT depository to the ISJIT Board of Trustees comparing that Depository's financial ratios to those of other Iowa and regional financial institutions whose securities are rated in

the highest rating category for short-term debt obligations. Pursuant to this credit analysis, each ISJIT depository's Certificates of Deposit are deemed to be First Tier securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 and to present minimal credit risk of default based upon the credit analysis. The ISJIT Board of Trustees has directed ISJIT's investment adviser to monitor the credit quality of all ISJIT depositories on an ongoing basis and to advise the Board of any deterioration of credit quality of any ISJIT depository relative to rated institutions. The State of Iowa maintains a Sinking Fund for public deposits to protect against the potential loss of funds by a public body with funds on deposit in an Iowa financial institution. The State of Iowa also has assessment procedures authorized to assess all Iowa depositories holding public funds for any losses experienced by an Iowa public body in excess of the State Sinking Fund in the event of an Iowa depository failure. There is no assurance that the State of Iowa's Sinking Fund for public deposits will be sufficient in case of bank failure.

In addition to the fundamental restrictions and procedures set forth above, as a condition of providing services to ISJIT, ISJIT presently requires that the ISJIT Custodian and Investment Adviser maintain fidelity and errors and omissions insurance coverage for ISJIT's benefit for all services provided to ISJIT.

MATURITY OF ISJIT INVESTMENTS

Each of the Portfolios strictly adheres to Iowa law and Rule 2a-7 under the 1940 Act for money market mutual funds, developed to minimize risk that the value of investments in a portfolio might vary. ISJIT investment policy as set forth above presently limits portfolio investments to the following:

1. The remaining maturity of any individual investment may not exceed more than 397 days from the date of purchase, which such maturity shall be determined as set forth in Rule 2a-7 under the 1940 Act as it presently exists or as it may be amended in the future.

2. The maximum dollar weighted average maturity of all ISJIT investments may not exceed 90 days.

3. Investments are monitored daily by its Iowa based Investment Adviser and Administrator to assure that the value of each ISJIT investment does not materially deviate in value from its amortized cost.

MAINTENANCE  OF  LIQUIDITY - ISJIT  investments  in the  Diversified  and Direct
Government Obligation Portfolios will generally be confined to securities maturing at various times within 397 days from the date of purchase as previously described. Because of their relatively short maturities, high quality, and minimal price fluctuations, ready markets will exist for liquidating all securities in which ISJIT will invest.

As a general policy, the Portfolios will hold investments until they mature. However, in an effort to increase yields, ISJIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of investments. Summaries of all securities trades are regularly provided to the Board of Trustees by the Adviser.


                          INVESTING IN ISJIT PORTFOLIOS

PORTFOLIO INVESTMENTS - To become a Participant in ISJIT, the school corporation must adopt the Form A Resolution included in the Instructions and Application Form attached hereto, or otherwise provided by ISJIT. The Resolution authorizes the school corporation to become a Participant, adopts the Declaration, and designates officials of the school corporation authorized to execute transactions with ISJIT. Following adoption of the Resolution, the school corporation must complete and forward to the ISJIT Administrator, Wells Fargo Bank Iowa, N.A., the Investment Trust Application Form B along with the Form A and Form A Certificate. See "Instructions and Application Form".

Investments may be made in the Diversified or Direct Government Obligation Portfolio at the net asset value per Unit next determined after an investment order has been received. The net asset value of

Portfolio Units is determined once daily at the close of the New York Stock Exchange (currently 3:00 p.m., Des Moines time).

INVESTMENTS BY BANK FUNDS TRANSFER - A Participant may authorize Wells Fargo Bank Iowa, N.A., as ISJIT Administrator, to cause moneys to be transferred, by means of the Iowa Automated Clearinghouse System ("ACH"), from the Participant's local bank to ISJIT. The Participant may also have its local bank wire federal funds directly to Wells Fargo Bank Iowa, N.A., all as indicated herein.

A Participant has the ability to invest in a Portfolio by the following methods:

(1) An authorized official may telephone ISJIT at (800) 872-0140 and furnish the school's name, name of person calling, the ISJIT account number, the amount being invested, and the account number from which the funds are to be transferred. A request for the ISJIT investment to be transferred by ACH must be made by 3:00 p.m.

(2) To make an investment by wire transfer, an authorized official must notify an ISJIT representative by 10:00 a.m., furnishing the information described above. The Participant must also instruct its local financial institution to wire funds to the ISJIT Custodian with the following instructions:

     Wells Fargo Bank Iowa, N.A., Des Moines
     ABA #073000228
     Credit #405200
     Iowa Schools Joint Investment Trust
     (Further credit to Participant Name and ISJIT account number)

(3) A Participant may invest in ISJIT Portfolio Units by mailing a check or other bank draft to the ISJIT Administrator, Wells Fargo Bank Iowa, N.A., Iowa Schools Joint Investment Trust, 666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837. Until the check has been converted into federal funds, the investment order will not be accepted, and no income will be earned on the investment until that time.

INCOME DISTRIBUTIONS - Net income for each Portfolio of ISJIT is declared each business day for Participants of record immediately before 3:00 p.m. Des Moines time. Income distributions are accrued to Participants' accounts daily and reinvested in additional Trust Units monthly for compounded interest. Total distributions for the previous month are credited to Participants' Diversified Portfolio accounts by the first business day of each month and Participants' DGO Portfolio accounts by the second business day of each month. Distributions are automatically reinvested in ISJIT Portfolio Trust Units unless cash payment has been requested. Cash payments, if requested, will be made monthly. If a Participant redeems the entire amount in its account during the month, income distributions accrued to the account from the beginning of the month through the date of redemption are paid into the account the first business day of the following month.

                      REDEEMING ISJIT PORTFOLIO TRUST UNITS

PORTFOLIO WITHDRAWALS - ISJIT Portfolio Trust Units may be redeemed on any day on which the New York Stock Exchange is open for trading, on which the Administrator computes the net asset value of the ISJIT Portfolios and which is not a federal holiday or a holiday officially observed by commercial banks in Iowa. ISJIT Portfolio Trust Units will be redeemed at the net asset value next determined after a withdrawal request in good order is received by the Administrator at offices in Des Moines.

Proceeds from the redemption of ISJIT Portfolio Trust Units will be transmitted to the Participant's local financial institution by means of the ACH System or by the federal reserve wire system. No charge will be made for the ACH transfer of Participant's funds; however, local financial institutions may reserve the right to charge for an incoming wire transfer. Proceeds can also be paid by check to the registered Participant and mailed to the Participant's address of record.

Proceeds from the redemption of ISJIT Portfolio Trust Units which have been paid for by check may not be transmitted to the Participant's financial institution by wire for up to a maximum of 7 days after the ISJIT Administrator has been informed that the Participant's check has cleared, but in no event for more than 15 days after the Units have been issued and outstanding.

A Participant has the ability to redeem ISJIT Portfolio Trust Units by the following methods:

(1) An authorized official may redeem ISJIT Portfolio Trust Units by telephoning (800) 872-0140 and furnishing the school distric's name, name of person calling, the ISJIT account number, the amount to be withdrawn, and the account number to which the funds are to be transferred. A request for the ISJIT withdrawal to be transferred by the Automated Clearing House System (ACH), which will be transferred the next business day, must be made by 3:00 p.m.

(2) To redeem ISJIT Portfolio Trust Units by wire transfer to be effective the same day, an ISJIT representative must be notified by 10:00 a.m. by a Participant's Authorized Official. The Participant must instruct the ISJIT representative to wire funds to its local financial institution. The Participant must provide the wiring instructions, including the local financial institution name, location, account number, and name and telephone number of a contact person at that financial institution.

(3) A Participant may redeem all or a portion of its ISJIT Portfolio Trust Units by instructing the Administrator by letter mailed to the following address: Iowa Schools Joint Investment Trust, c/o Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa, 50304-0837. This redemption request must be in good order indicating the dollar amount or number of ISJIT Portfolio Trust Units to be redeemed, the method of redemption (i.e., ACH, check) and signed by an authorized official of the school.

                       VALUING ISJIT PORTFOLIO TRUST UNITS

The net asset value of ISJIT Portfolio Trust Units is determined once each day, as of the close of the New York Stock Exchange (currently 3:00 p.m. Des Moines time). Except for federal holidays, such other holidays that are officially observed by commercial banks in Iowa, and days on which no investments in or redemption of ISJIT Trust Units occur, the Administrator will compute the ISJIT Portfolio's net asset value on each day the New York Stock Exchange is open for trading or when there is a sufficient volume of trading which might materially affect the net asset value of the securities held by the Portfolios. The net asset value of each Portfolio Trust Unit is computed by adding the value of all securities and other assets (including income receivable), subtracting liabilities (including accrued expenses) attributable to each Portfolio and dividing by the number of Trust Units of each Portfolio outstanding.

The ISJIT Administrator will compute the net asset value of Portfolio Trust Units by using the amortized cost method for valuing securities. Under the amortized cost method a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight line basis to maturity, regardless of fluctuating interest rates or the market value of the security. However, the Adviser will establish procedures to stabilize the net asset value of Trust Units at $l.00 per Trust Unit. These procedures include a review by the Adviser as to the extent of the deviation of net asset value based upon available market quotations from the Portfolio's $l.00 amortized cost per value unit. If such deviation exceeds .5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Portfolio Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Portfolio Trust Unit based upon available market quotations. If, and only if, the Trustees, with the advice of the Adviser, shall determine that the amortized cost method of determining the net asset value of Portfolio Trust Units no longer represents a fair method of valuation, the Trustees may either permit such net asset value to fluctuate or may reflect the fair value thereof in the number of Trust Units allocated to each Participant.

PORTFOLIO TRANSACTIONS - Subject to policies set by the Trustees, the Adviser is authorized to determine, consistent with the ISJIT investment objectives and policies, which securities will be purchased, sold and held by ISJIT. Most of the securities will be purchased on a principal basis directly from the issuer, from banks, underwriters or market makers and, thus, will not involve payment of a brokerage commission. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the transactions may be directed to brokers or dealers who furnish special research and statistical information or services rendered in the execution of orders.

CALCULATING YIELD - The yield on Trust Units (a 7-calendar-day historical yield) is calculated by first dividing the average daily net income per Portfolio Trust Unit for that 7-day period by the average daily net asset value per Trust Unit for the same period. This return is then annualized by multiplying the result times 365. The yield for the 7-day period ended June 30, 2000, for ISJIT and ISJIT DGO was 5.86% and 5.80%, respectively.

EXPENSES OF ISJIT - Under separate agreements with ISJIT, the Adviser, the Administrator and the Custodian each is paid an annual fee for its services. Fees are paid from each portfolio according to the schedule illustrated on the following page:

                                                DIVERSIFIED PORTFOLIO

Average Daily              Custodian       Administrator   Adviser
Net Asset Amount              Fee               Fee          Fee

Less than $150 million       .050%             .175%        .250%
For additional amounts
 up to $200 million          .045%             .165%        .225%
For amounts greater than
 $200 million                .040%             .150%        .225%


                                                    DGO PORTFOLIO

Average Daily                   Custodian  Administrator   Adviser
Net Asset Amount                   Fee          Fee          Fee

Less than $150 million           .050%         .275%        .150%
For additional amounts
 up to $200 million              .045%         .265%        .125%
For amounts greater than
 $200 million                    .040%         .250%        .125%

These fees are based upon the average daily net assets of the respective Portfolios and are accrued daily and paid monthly.

ISJIT also pays the operating expenses incurred directly by ISJIT and its Trustees in connection with the discharge of their duties. These expenses include initial and on-going legal fees, auditing fees, out-of-pocket expenses of Trustees, and the cost of printing, mailing and other services performed independently by ISJIT. Payment of all operating expenses are accrued daily and are estimated at the annual rate of 0.03 percent of average daily net assets.

Pursuant to the Trust's Rule 12b-1 Plan, a Participant service fee computed at the annual rate of 0.10 percent of the average daily net assets of the Portfolios is payable to the Iowa Association of School Boards ("IASB"). The fee is paid for administrative services provided by IASB to ISJIT, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing the Board of Trustees various reports thereon, maintaining Trust records and providing marketing services.

Expenses directly attributable to a Portfolio are accrued against the respective Portfolio. Expenses not attributable to a particular Portfolio ("general expenses") are allocated to the Portfolios pro rata based upon the relative net asset value of the Portfolios.

For the fiscal year ending June 30, 2000, total expenses of the Portfolios amounted to 0.59 percent and 0.60 percent, respectively, of the Diversified and Direct Government Obligation Portfolios average daily net assets.

These fees and operating expenses are subject to adjustment and renegotiation as determined by the Board of Trustees and the terms of the contracts with the service providers.

                              TRUSTEES AND OFFICERS

The Board of Trustees has full and complete control over the business and assets of ISJIT, subject to the rights of ISJIT Participants as provided in the Declaration.

There are six voting members of the Board of Trustees. Ronald M. Rice, the Executive Director of the Iowa Association of School Boards, Inc. serves as an ex officio nonvoting member of the Board of Trustees and, pursuant to the By-laws, is Secretary for the Board. The Assistant Secretary is Robert M. Huckleberry, Director of Finance of the Iowa Association of School Boards, Inc. Carolyn Jons serves as the Assistant Treasurer to ISJIT. The names, affiliations and positions of the Board members are set forth below:

     Name                      Affiliation          Position

Dean Borg                    Mount Vernon          Chairperson
Richard VandeKieft           Cedar Falls           Vice Chairperson
Gary D. Bengtson             Carroll               Treasurer
Veronica Stalker             Waukee                Member
Don Williams                 Villisca              Member
Jan Turner                   Okoboji               Member

Of the six voting Trustees, four Trustees must be persons who are school board members and members of the board of directors of the Iowa Association of School Boards; one must be a school superintendent; and one must be a school business official. The Chairman, Vice Chairman, and Secretary serve on an Executive Committee. The Executive Committee may exercise all of the authority of the Board of Trustees except that the Executive Committee cannot create a new portfolio or series of units or change investment policies. Ex Officio Trustees have no voting power in connection with any actions that the Trustees may take on behalf of ISJIT. The Trustees have legal title to the assets of ISJIT for the benefit of the Participants. In their capacity, the Trustees function on behalf of the Participants, as the agents and fiduciaries of the Participants, to implement and administer the Declaration, as an agreement among the Participants.

Trustees are elected to terms with staggered, annual expiration dates over three years. In each year, the Trustees will elect two Trustees to serve for a term of three years. The Declaration provides that two-thirds of the Trustees may, at any time, remove a Trustee from office for cause.

If at any time a Trustee is associated as a school board member, a school superintendent or a school business official, with a school which ceases to be a Participant, such Trustee must resign.

No Trustee (whether voting or non-voting) of ISJIT will receive any compensation from ISJIT, the Adviser, Administrator or Custodian for his or her services. ISJIT will reimburse the Trustees for their reasonable expenses incurred on behalf of ISJIT.

ISJIT refers to the Trustees in their capacity collectively as Trustees and not individually or personally. All persons dealing with ISJIT must look solely to the ISJIT assets for the enforcement of claims against ISJIT. The Trustees, officers and Participants do not assume any liability for obligations entered into on behalf of ISJIT. The Declaration shall not create any right, title, privilege or entitlement in any person, corporation or other legal entity except a Participant and a Person that has a direct and written contract with ISJIT. The terms and conditions of the Declaration are not intended to and shall not be construed to create any cause of action, legal or equitable, in any Person against the Participants, Trustees, officers, employees or agents of ISJIT, except as is provided by specific language in the Declaration or by specific language in written agreements or contracts entered into by the Trustees in implementing ISJIT. It is not intended and the terms of the Declaration shall not be construed so that any breach thereof by Participants, Trustees, officers, employees or agents of ISJIT creates an action at common law, tort, contract or otherwise.

A Trustee is not personally liable for a claim based upon an act or omission of the Trustee performed in the discharge of the Trustee's duties, except for acts or omissions which involve intentional misconduct or knowing violation of the law or for a transaction from which the Trustee derives an improper personal benefit.

The Trustees are responsible for the management of ISJIT, the conduct of its affairs, and the management and distribution of ISJIT assets. However, the Trustees are not required personally to conduct all of the affairs of ISJIT. Consistent with their responsibility, the Trustees have appointed an Adviser, an Administrator, and Custodian and have assigned to them such duties as the Trustees have deemed appropriate with regard to the investment, administration, record keeping, and custody of moneys and investments of ISJIT.

                                   THE ADVISER

Investors Management Group (IMG), 2203 Grand Avenue, Des Moines, Iowa 50312-5338, an investment adviser registered under the Investment Company Act of 1940, serves as the ISJIT Investment Adviser, pursuant to an Adviser Agreement. IMG, a wholly-owned subsidiary of AMCORE Financial Inc., was organized in 1982. Since then, the firm's principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, individuals and others. As of June 30, 2000, IMG had approximately $4.2 billion in equity, fixed income and money market assets under management. The Trust has been managed by Kathryn D. Beyer, CFA, Managing Director since 1993. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company. She received her Master of Business Administration from Drake University and her Bachelor of

Science  degree in  agricultural  engineering  from Iowa State  University.  The
Adviser furnishes ISJIT with advice with respect to ISJIT operations and the investment of its assets, subject to and in conformity with the Declaration and the policies adopted by the Board of Trustees. The ISJIT agreement with the Adviser is approved annually by the Trustees, not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until September 30, 2000, and thereafter as approved by the Trustees. For the fiscal year ended June 30, 2000, fees paid by ISJIT and ISJIT DGO to IMG for investment advisory services amounted to $321,674 and $51,233 respectively, or approximately 0.15 percent of each Fund's average net assets.

                                THE ADMINISTRATOR

Pursuant to an Administrator Agreement, Wells Fargo Bank Iowa, N.A., 666 Walnut Street, P. O. Box 837, Des Moines, Iowa 50304-0837, has been retained as Administrator of ISJIT. The Administrator provides daily account services to Participants; determines and allocates income of ISJIT; administers all Portfolio Unit transactions and purchases and sales associated with the Fixed Term Program; provides administrative personnel, equipment and office space to ISJIT; determines the net asset value of ISJIT on a daily basis; and performs all related administrative services for ISJIT. The ISJIT agreement with the Administrator is approved annually by the Trustees, not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until September 30, 2000, and thereafter as approved by the Trustees.

                                  THE CUSTODIAN

Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837, acts as Custodian for ISJIT pursuant to a Custodian Agreement. The Custodian will hold in a separate account all investment instruments and moneys, including cash received for each Portfolio. Subject to the terms and conditions of the Custodian Agreement, the Custodian may register or transfer assets of ISJIT into the Custodian's name or the name of a nominee or nominees provided that the books and records of the Custodian at all times show that such accounts are a part of ISJIT. All ISJIT security transactions are handled on the basis of delivery versus payment of the Custodian or its nominee or nominees. The ISJIT agreement with the Custodian is approved annually by the Trustees, not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until September 30, 2000, and thereafter as approved by the Trustees.

                         ADMINISTRATIVE AND DISTRIBUTION
                                RELATED SERVICES

The Trust has adopted a Rule 12b-1 Plan ("Plan") which permits the Trust to pay for certain distribution related expenses. Under the Plan, the Trust pays the Iowa Association of School Boards, ("IASB"), a fee at the annual rate of 0.10 percent of average net assets for providing to the Trust various administrative services, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing marketing assistance, providing the Board of Trustees various reports thereon, and maintaining Trust records. IASB was instrumental in facilitating the establishment of the Trust which was and is intended to assist Iowa schools in cash management, thereby lessening the burdens of government. The Executive Director of IASB serves as Secretary of ISJIT. The Plan is approved annually by the Trustees only after careful consideration of whether there is a reasonable likelihood that the Plan will benefit the Trust and the Participants.


                                      TAXES

Counsel for ISJIT is of the opinion that ISJIT is not subject to Federal or Iowa income tax and that distributions received by Participants are not taxable to them.


                             REPORTS TO PARTICIPANTS

Participants receive an "advice of activity" confirming all transactions processed. Participants will receive a monthly statement summarizing all activity on each account opened with ISJIT. This statement will include a list of all investments currently held by ISJIT for the Participant. In addition, Participants will be provided monthly performance information illustrating historical investment performance and yield. ISJIT will issue unaudited semi-annual reports which will include a list of securities owned by ISJIT and complete financial statements. It will also issue an annual report containing a financial report audited by the ISJIT independent auditors, KPMG Peat Marwick LLP.

                              DECLARATION OF TRUST

ISJIT was established as of October 1, 1986, as a common law trust under the laws of the State of Iowa by the adoption and execution of a Joint Powers Agreement and Declaration by the Iowa Association of School Boards, the
Southeast  Polk  Community  School  District  and  the  Pella  Community  School
District, which served as the initial Participants. Additional Iowa schools (including 28E organizations) whose boards of directors are members in good standing of the Iowa Association of School Boards, Inc., may become Participants in the manner described in this Information Statement. The Declaration was amended November 1, 1988 and May 1, 1993, and restated as of May 1, 1993.

Each potential Participant is given a copy of the Declaration before it becomes a Participant. The summary of the Declaration given herein is qualified in its entirety by reference to the full text of the Declaration.

DESCRIPTION OF TRUST UNITS. The Declaration authorizes an unlimited number of full and fractional Trust Units which may be issued in series. All Trust Units of each series participate equally in the allocation of distributions and have equal liquidation and other rights pertaining to that series. The Trust Units have no conversion, exchange or preemptive rights.

For all matters requiring a vote of Participants, each Participant is entitled to one vote with respect to each matter. It is not necessary for

a Participant to hold any minimum number of Trust Units to be entitled to vote. Participants are not entitled to cumulative voting.

No Trust Units may be transferred to any transferee other than ISJIT itself at the time of redemption.

PARTICIPANT LIABILITY - The Declaration provides that Participants will not be subject to any liability whatsoever in tort, contract or otherwise to any other person or persons in connection with ISJIT property or the affairs of ISJIT. Any Participant made a party to any suit or proceedings to assert or enforce any such liability shall not on account thereof be held to any personal liability.

TERMINATION OF THE DECLARATION - ISJIT may be terminated by the affirmative vote of a majority of Participants entitled to vote at any meeting of Participants or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by not less than a majority of the Participants entitled to vote.

AMENDMENT OF THE DECLARATION - The Declaration may be amended at any meeting of Participants or by an instrument or instruments in writing, by the affirmative vote or signed approval of a majority of the Participants. The Trustees, from time to time, by a two-thirds vote of the Trustees and after fifteen days prior written notice to the Participants, may amend the Declaration without the vote or consent of the Participants, to the extent they deem necessary to conform the Declaration to the requirements of applicable laws or regulations, or any interpretation thereof by a court or other governmental agency; but the Trustees shall not be liable for failing to do so.

WITHDRAWAL - A Participant may withdraw from ISJIT at any time by notifying the Trustees as specified in the Declaration.

DEFINITIONS - Unless otherwise expressly defined herein, words that are capitalized in this Information Statement have the meaning defined in the Joint Powers Agreement and Declaration.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa 50309, serves as the ISJIT independent auditors.

                                 DOCUMENT COPIES

Copies of the Joint Powers Agreement and Declaration, the Adviser Agreement, the Administrator Agreement and the Custodian Agreement can be obtained from the ISJIT Administrator, Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837.

                        INSTRUCTIONS AND APPLICATION FORM

HOW TO OPEN ACCOUNTS WITH THE IOWA SCHOOLS JOINT INVESTMENT TRUST (ISJIT)

Any Iowa School Corporation (or 28E organizations whose members are Iowa School Corporations) whose board of directors are members in good standing with the Iowa Association of School Boards, Inc., may join ISJIT as a "Participant" and take full advantage of its investment programs.

A SCHOOL CORPORATION (OR 28E ORGANIZATION) THAT WISHES TO OPEN AN ACCOUNT WITH ISJIT AND BECOME A PARTICIPANT SHOULD COMPLETE FORMS A AND B.

FORM A (Model Resolution)

The board of directors of the School Corporation or 28E organization must adopt a resolution in the form as provided by the model resolution. The adopted resolution must be certified using the certificate provided. The resolution authorizes the School Corporation to become a Participant of ISJIT and adopts the Joint Powers Agreement and Declaration. It also designates the officials of the School Corporation authorized to effect transactions with ISJIT. Form A must be completed with the School Corporation name, the names, titles and signatures of authorizing officials, the signatures of the board president and secretary and a certification signed and notarized by the board secretary. Form A and the certificate are to be sent with Form B to the Administrator, Wells Fargo Bank Iowa, N.A. at the address given herein. The school must include a copy of the resolution along with a copy of the Joint Powers Agreement and Declaration in the minutes of the meeting at which the resolution is approved.

FORM B (Application Form)

This form must be completed and signed by a school official authorized by board resolution to transact business with ISJIT. Form B provides all applicable information about the School Corporation and the local depository bank. After an application is received by the ISJIT Administrator, it will take approximately two days to open an account and assign an account number. Once the account is open, the Participant may make its initial investment according to the "Instructions for Investment and Withdrawals" given at the back of this publication. Supplemental Form B should be used for opening additional accounts.

For more information regarding the opening of an account or the use of automated
clearinghouse   transfer,   please  call  the  ISJIT   Administrator   toll-free
(800)872-0140.

NOTE: All completed forms should be mailed to the ISJIT Administrator at the following address:

                  Iowa Schools Joint Investment Trust
                  c/o Wells Fargo Bank Iowa, N.A.
                  666 Walnut, P.O. Box 837
                  Des Moines, Iowa  50304-0837

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   IOWA SCHOOLS JOINT INVESTMENT TRUST (ISJIT)
                                   RESOLUTION

FORM A                                     Date_________________________________

--------------------------------------------------------------------------------

The Board of Directors (the "Board") of the ______________________ (the "School Corporation"), met in________________________ (regular or special) session, at the_________________________________ ,______________________, Iowa at ______
o'clock, on the above date. There were present, President_____________________, in the chair, and the following named Board Members:
----------------------   -------------------------     -------------------------

----------------------   -------------------------     -------------------------

----------------------   -------------------------     -------------------------


     Absent:____________________________           _____________________________

       Director __________________________ introduced the following resolution entitled "Resolution Authorizing the Adoption of a Joint Powers Agreement and Declaration for the IOWA SCHOOLS JOINT INVESTMENT TRUST ("ISJIT") and Authorizing Participation Therein," and moved its adoption. Director _________________ seconded the motion to adopt. The roll was called and the vote was:

       Ayes:________________________    Nays:___________________________________


                    RESOLUTION AUTHORIZING THE APPROVAL OF A
                 JOINT POWERS AGREEMENT AND DECLARATION OF TRUST
                   FOR THE IOWA SCHOOLS JOINT INVESTMENT TRUST
                      AND AUTHORIZING PARTICIPATION THEREIN


     WHEREAS, the Iowa Association of School Boards, Inc., is a nonprofit corporation organized and existing under the laws of the State of Iowa; the Pella Community School District and the Southeast Polk Community School District in the State of Iowa are municipal corporations and political subdivisions organized under and by virtue of the laws and Constitution of the State of Iowa; and

     WHEREAS, the Iowa Association of School Boards, Inc., the Pella Community School District and the Southeast Polk Community School District have approved the Joint Powers Agreement and Declaration and have established the Iowa Schools Joint Investment Trust as of October 1, 1986; and

     WHEREAS, Iowa Code section 28E.1 permits political subdivisions to make efficient use of their powers enabling them to provide joint services with other agencies and to cooperate in other ways of mutual advantage, and to exercise and enjoy jointly any powers, privileges or authority exercised or capable of being exercised by the School Corporation with any other school corporation or public agency of this state or private agencies for joint or cooperative action; and

     WHEREAS, Iowa Code section 279.29 empowers school corporations to invest their moneys pursuant to a joint investment agreement; and

     WHEREAS, this Board desires to adopt and enter into the Joint Powers Agreement and Declaration as amended, and it is in the best interest of this School Corporation to participate in the Iowa Schools Joint Investment Trust for the purpose of the joint investment of this School Corporation's moneys with other school corporations so as to enhance investment earnings accruing to each; and

     WHEREAS, this Board deems it to be advisable for this School Corporation to
make  use  of  the  Fixed  Term  Automated   Investment   Program  available  to
Participants of ISJIT;

================================================================================

NOW, THEREFORE, BE IT RESOLVED:

     Section 1. The Joint Powers Agreement and Declaration is approved and adopted. This School Corporation joins with the other school corporations in accordance with the Joint Powers Agreement and Declaration as amended, which is incorporated herein by reference with the same effect as if it had been set out verbatim in this Resolution. A copy of the Joint Powers Agreement and Declaration as amended is filed in the minutes of this meeting. The President and Secretary of this Board are authorized and directed to take actions and execute documents necessary to effect the entry of this School Corporation into the Declaration to carry out the intent and purposes of this Resolution.

     Section 2. This School Corporation is hereby authorized to invest its available moneys from time to time and to withdraw such moneys from time to time in accordance with the provisions of the Joint Powers Agreement and Declaration and the Fixed Term Automated Investment Program of ISJIT.

     Section 3. The following officers and officials of this School Corporation and their respective successors in office, are designated as "Authorized Officials", with full power and authority to invest and withdraw moneys of this School Corporation in accordance with the Joint Powers Agreement and Declaration and pursuant to the Fixed Term Automated Investment Program of ISJIT. The Board Secretary must notify ISJIT of any changes in Authorized Officials in accordance with procedures established by ISJIT.



--------------------        ------------------------   -------------------------
Printed Name                Signature                  Title


--------------------        ------------------------   -------------------------
Printed Name                Signature                  Title


--------------------        ------------------------   -------------------------
Printed Name                Signature                  Title

     Section 4. Payment for Fixed Term Automated Investments is authorized to be made from the School Corporation's designated ISJIT Account. Interest and principal payments of investments shall be credited to the School Corporation's designated ISJIT account. Fixed Term Automated Investments shall be held by the Custodian in the name of ISJIT for the account of the School Corporation.

     Section 5. The Trustees of ISJIT are designated as having official custody of this School Corporation's moneys, which are invested in accordance with the Joint Powers Agreement and Declaration and any moneys invested in accordance with ISJIT's Fixed Term Automated Investment Program.

     Section 6. ISJIT is authorized to designate and name depositories and to file Form CPE-31019, to execute documents, and to take necessary actions to purchase and make payment, sell, secure, or take payment of principal and interest. Certificates of Deposit must be purchased only from financial institutions designated by ISJIT, which are approved depositories as prescribed in Iowa Code chapter 573.

     Section 7. Authorization is given for members of this Board and officials of this School Corporation to serve as Trustees of ISJIT from time to time, if selected, pursuant to the provisions of the Joint Powers Agreement and Declaration.

     Section 8. Unless otherwise expressly defined herein, words that are capitalized in this Resolution have the meanings defined in the Joint Powers Agreement and Declaration.

Passed and approved this_______ day of_________________, ____.

                                                       -------------------------
                                                       President
ATTEST:____________________________
       Secretary


Mail one original copy of this form and the secretary's certification along with FORM B to ISJIT Administrator:

          Iowa Schools Joint Investment Trust, Wells Fargo Bank Iowa, N.A.
              666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837

                                        IOWA SCHOOLS JOINT INVESTMENT TRUST


FORM A CERTIFICATE

--------------------------------------------------------------------------------


STATE OF IOWA                      )
                                   ) SS:
COUNTY OF                          )


       I, the undersigned Secretary of  _______________________________________,
State of Iowa, certify that attached is a complete copy of the records of this School Corporation, and the same is a complete copy of the action taken by the Board of Directors with respect to this matter at the meeting held on this date; these proceedings remain in full force and effect and have not been amended or rescinded in any way; that the meeting and all action was publicly held in accordance with a Notice of Public Meetings and tentative agenda, a copy of which was timely served on each member of the Board and posted on a bulletin board or other prominent place easily accessible to the public and clearly designated for that purpose, at the principal office of the School Corporation and in accordance with the provisions of Iowa Code chapter 21, with at least 24 hours advance notice to the public and media as required by law and with members of the public present in attendance.

     I further certify that the individuals named were on this date lawfully possessed of their respective offices as indicated, that no vacancy existed except as may be stated in these proceedings, and that no controversy or litigation is pending, prayed or threatened involving the incorporation, organization, existence or boundaries of the School Corporation or the right of the individuals named as officers to their respective positions.


Witness my hand hereto affixed this______ day of__________________,  _____.


                                       By_______________________________________
                                                        Secretary




Subscribed and sworn to before me on the______ day of________________, _____.




                                         ---------------------------------------
                                                      Notary Public

                                        IOWA SCHOOLS JOINT INVESTMENT TRUST
                                                   APPLICATION FORM
FORM B
--------------------------------------------------------------------------------
I.     BASIC INFORMATION
       Name of School Corporation
       Mailing Address
       Contact Person and Title
       Telephone Number    (     )
--------------------------------------------------------------------------------
II.    ISJIT ACCOUNT INFORMATION
       Authority is given to Wells Fargo Bank Iowa, N.A., as ISJIT Administrator to open the following Account(s).

       -------------------------------------------------------------------------

       Name to appear on this Account (e.g. General Fund, Schoolhouse Fund,etc.) Name of local depository for funds transfer______________________________ City___________________________________________________
       Telephone Number (____)________________________________
       Depository Account Number to be accessed_________________________________
       Checking      Savings

(FOR YOUR PROTECTION,EACH ISJIT ACCOUNT MAY ACCESS ONLY ONE DEPOSITORY ACCOUNT.)

Local depository ABA Routing Number:____________________________________________
(THIS CAN BE OBTAINED FROM THE BOTTOM OF A BLANK CHECK OR BY CALLING YOUR DEPOSITORY.)
     **TO OPEN ADDITIONAL ISJIT ACCOUNTS USE SUPPLEMENTAL FORM B**
--------------------------------------------------------------------------------
III.   DEPOSIT/WITHDRAWAL INFORMATION AND AUTHORIZATION
       Authorization is given to Wells Fargo Bank Iowa, N.A., as ISJIT Administrator, to honor any request believed to be authentic for investment to or withdrawal from the ISJIT Accounts. Moneys will be transferred only upon telephone, written or personal notice from an authorized official of the School Corporation. Upon notification, Wells Fargo Bank Iowa, N.A., will initiate debit and credit entries to the local depository account(s) indicated and the local depository(ies) are authorized to further debit and credit the same to the accounts(s). Transfer must be made by Automated Clearinghouse Transfer (ACH), if available, unless otherwise directed by the School Corporation. There is no direct charge for ACH transfers.

IV.    INFORMATION STATEMENT AND DECLARATION
       It is certified that the School Corporation has received a copy of the Information Statement of ISJIT and a copy of the Joint Powers Agreement and Declaration and agrees to be bound by the terms of such documents.

V.     EFFECTIVENESS OF APPLICATION FORM
       The information, certifications and authorizations set forth on this application form remain in full force and effect until the ISJIT Administrator receives written notification of a change.

VI.    APPLICATION SIGNATURE
       Application is made and executed this______day of________________, _____.

       Name:___________________________    Title:______________________________

       Signature______________________________________

This application form must be signed by a school official authorized by board resolution to transact business with ISJIT. (See resolution Form A for
Authorized Officials). Mail this form along with Form A to the ISJIT Administrator.

--------------------------------------------------------------------------------

SUPPLEMENTAL FORM B

                   TO BE USED FOR OPENING ADDITIONAL ACCOUNTS
                       IOWA SCHOOLS JOINT INVESTMENT TRUST


School Corporation ________________________________________________

                            ISJIT ACCOUNT INFORMATION

Authority is given to Wells Fargo Bank Iowa, as ISJIT Administrator, to open the following Account(s).

--------------------------------------------------------------------------------

Name to appear on this Account (e.g. General Fund, Schoolhouse Fund, etc.)

--------------------------------------------------------------------------------

Name of local depository for funds transfer_____________________________________

City______________________________________________________

Telephone Number           (____)__________________________

Depository Account Number to be accessed________________________________________
       Checking      Savings
(For your protection,each ISJIT Account may access only one depository account.)

Local                    depository                  ABA                 Routing
                         Number:____________________________________________
                         (This can be obtained from the bottom of a blank check or by calling your depository.)

--------------------------------------------------------------------------------

Name to appear on this Account (e.g. General Fund, Schoolhouse Fund, etc.)

--------------------------------------------------------------------------------

Name of local depository for funds transfer_____________________________________

City_____________________________________________________

Telephone Number    (_____)______________________________

Depository Account Number to be accessed________________________________________

       Checking      Savings
(For your protection,each ISJIT Account may access only one depository account.)

Local                        depository                ABA               Routing
                             Number:____________________________________________
                             (This can be obtained from the bottom of a blank check or by calling your depository.)


                                    --------------------------------------------
                                          Signature of Authorized Official


                          This form may be photocopied

                                INSTRUCTIONS FOR
                               MAKING INVESTMENTS

TO MAKE AN INVESTMENT BY AUTOMATED CLEARINGHOUSE (ACH) DEBIT:
(Interest always begins the following business day)

1. Call (800)872-0140 prior to 3:00 p.m. and an ISJIT representative will answer - "Iowa Schools Cash Management."

2. Say: "This is (Your Name) with ___________ School Corporation, ISJIT account number ___________, with an ACH Investment, in the amount of $___________. My local checking/savings account number is ___________."

3. The ISJIT representative will repeat the information given and acknowledge that the Investment is accepted.

NOTE: Notice must be received prior to 3:00 p.m. to begin earning interest the next business day.

TO MAKE AN INVESTMENT BY WIRING MONEYS:
(Interest begins same day)

1. Call (800)872-0140 prior to 10:00 a.m. and an ISJIT representative will answer - "Iowa Schools Cash Management."

2. Say: "This is (Your Name) with ___________ School Corporation, ISJIT account number ____________ with a wire investment in the amount of $___________. This will be coming from (Financial Institution Name and Location)."

3. The ISJIT representative will repeat the information given and acknowledge the investment.

4. Instruct your local Financial Institution to wire moneys to Wells Fargo Bank Iowa, N.A., Des Moines, ABA #073000228, credit #0000405200, Trust Clearing Account, further credit to ISJIT and (School Corporation and ISJIT account number).

NOTE: To be credited the same day, the Participant must call before 10:00 a.m. and the local financial institution must deposit money with the federal reserve wire system no later than 11:00 a.m.

TO MAKE AN INVESTMENT BY CHECK OR BANK DRAFT:
(Interest begins usually one business day following receipt)

1. Mail or deliver checks endorsed for deposit or made payable to Wells Fargo Bank Iowa N.A., along with investment instructions, giving the School Corporation name, ISJIT account number, and investment amount. Mail or deliver to:

       Iowa Schools Joint Investment Trust
       c/o Wells Fargo Bank Iowa N.A.
       666  Walnut, P.O. Box 837
       Des Moines, IA  50304-0837

                                                   INSTRUCTIONS FOR
                                                  MAKING WITHDRAWALS

TO MAKE A WITHDRAWAL BY AUTOMATED CLEARINGHOUSE (ACH) CREDIT:
(Moneys transferred next business day after request)

1. Call (800)872-0140 prior to 3:00 p.m. and an ISJIT representative will answer - "Iowa Schools Cash Management."

2. Say: "This is (Your Name) with ___________ School Corporation, ISJIT account number ___________ with an ACH withdrawal request, in the amount of $___________. My local checking/savings account number is ___________."

3. The ISJIT representative will repeat the information given and acknowledge the withdrawal.

NOTE: Notice must be received prior to 3:00 p.m. for moneys to be on deposit in your local bank the next business day.

TO MAKE A WITHDRAWAL BY WIRING MONEYS:
(Moneys transferred same day)

1. Call (800)872-0140 prior to 10:00 a.m. and an ISJIT representative will answer: - "Iowa Schools Cash Management."

2. Say: "This is (Your Name) with ___________ School Corporation, ISJIT account number ___________, with a wire withdrawal request, in the amount of $___________."

3. Provide instructions for wiring, including local financial institution, location, account number, and name and telephone number of a contact person at that financial institution.

4. The ISJIT representative will repeat the information given and acknowledge the withdrawal.

NOTE: Notice must be received prior to 10:00 a.m. for transfers to be made the same day.

TO RECEIVE A CHECK BY MAIL:
     (This option is available but not recommended since the ISJIT account is debited same day check is written)

     Call (800)872-0140 and an ISJIT representative will assist you.